Acquisition of Chaarat ZAAV CJSC	12 Months Ended
Mar. 31, 2026
ACQUISITION OF CHAARAT ZAAV CJSC
ACQUISITION OF CHAARAT ZAAV CJSC
3.	ACQUISITION OF CHAARAT ZAAV CJSC

In Fiscal 2026, the Company signed a Share Purchase Agreement with Chaarat Gold Holdings Limited (“Chaarat”) and a Cooperation Agreement with the National Investment Agency under the President of the Kyrgyz Republic (the “NIA”).

Pursuant to the Share Purchase agreement dated November 11, 2025 and the Supplemental Amendment deed to the Share Purchase Agreement dated December 24, 2025 (collectively the “SPA”), the Company’s wholly-owned subsidiaries, Fortune Gold Mining (H.K.) Limited (“FGHK”) and Wonder Success Limited (H.K.) (“WS”), agreed to acquire a 100% interest in ZAAV Holdings Limited (“ZHL”) and its wholly-owned subsidiary, Chaarat ZAAV CJSC (“ZAAV”) for a cash consideration of $92 million. ZAAV holds a 100% interest in a mining license (approximately 7 km²) hosting the Tulkubash and Kyzyltash deposits, as well as surrounding exploration licenses (27.42 km²) hosting the Karator and Ishakuld gold zones. Following the acquisition, FGHK and WS will hold 99.99% and 0.01% interest in ZAAV, respectively.

In addition, according to the SPA, after the Company’s acquisition of 100% interest in ZAAV via its subsidiaries FGHK and WS, the Company shall (1) allocate 30% of the interest in ZAAV to the NIA and (2) make payments in aggregate of $70M to the NIA when certain conditions are met. Details are prescribed in the Cooperation Agreement with the NIA dated January 16, 2026. Pursuant to the Cooperation Agreement:

●	The Company will carry out an internal restructuring to transfer 30% of ZAAV’s total outstanding shares from ZHL to WS and 70% of ZAAV’s total outstanding shares from ZHL to FGHK. WS will then transfer its 30% interest in ZAAV to an entity designated by the Kyrgyz Republic for nil consideration. After this transfer, ZAAV will operate as a joint venture company (the “JVC”) in which FGHK holds a 70% interest and the Kyrgyz Party holds a 30% free‑carried interest.
●	The $70 million payment to the NIA is payable in two stages: a payment of $60 million upon the Kyrgyz Government issuing a waiver of its statutory pre-emptive right on the Projects and extension of the JVC’s mining license validity period to 2062 and a payment of $10 million after the achievement of other milestones.

On January 27, 2026, the Company completed the acquisition of a 100% interest in ZAAV under the SPA with the $92 million payment made to Chaarat as the Kyrgyz government issued a waiver of its statutory pre-emptive right, and 100% of ZAAV’s common shares were transferred to FGHK and WS. Prior to the closing of the transaction, ZAAV’s intercompany balance payable to Chaarat was novated to the Company.

As of March 31, 2026, the $70 million payment to the NIA had not been made, and the 30% interest in ZAAV had not been transferred.

The $70 million payment meets the definition of a contingent liability under IAS 37. At the acquisition date, no present obligation exists as the triggering events are not wholly within the Company’s control. Therefore, the Company has disclosed a contingent liability of $70 million, which has not been recognized in the consolidated statement of financial position.

The transaction was accounted for as an asset acquisition. The purchase consideration was allocated to identifiable assets acquired on a relative fair value basis. Intragroup balances arising from the novation of shareholder loans were eliminated on consolidation and excluded from the cost of acquisition.

The table below summarizes the total acquisition costs incurred and their allocation to the assets acquired and liabilities assumed.

Consideration Paid
Cash consideration	$92,000
Transaction costs	2,460
Total acquisition costs to be allocated	$94,460

Total acquisition costs	$94,460
Cash acquired on acquisition	(247)
Non-cash settlement of pre-existing loan receivable	(2,517)
Net cash outflow	$91,696

Cost of assets and liabilities acquired
Cash and cash equivalents	$247
Mineral rights and properties	84,018
Property, plant and equipment	10,711
Accounts payable and accrued liabilities	(517)
Net assets acquired	$94,460